Restatement of Previously Issued Consolidated Financial Statement (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Summary of Consolidated Financial Statements

The following table presents the impacted of the above items on the Consolidated Balance Sheet as previously reported, restatement adjustments and the Consolidated Balance Sheet as restated at December 31, 2018:

	As previously Reported	Adjustments	As Restated
ASSETS
Real Estate	$18,515,100	$(65,200)	$18,449,900
TOTAL ASSETS	$21,331,400	$(65,200)	$21,266,200

LIABILITIES
Equipment loans	$1,703,000	$(705,600)	$997,400
Finance Leases	$-	$705,600	$705,600
TOTAL LIABILITIES	$21,850,300		$21,850,300

STOCKHOLDERS’ EQUITY (DEFICIT)
Additional Paid In Capital	$-	$112,000	$112,000
(Accumulated Deficit) Retained Earnings	$(432,300)	$(145,300)	$(577,600)
Total Stockholders’ Equity	$238,600	$(33,300)	$205,300
Non-Controlling Interests	$(757,500)	$(31,900)	$(789,400)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	$(518,900)	$(65,200)	$(584,100)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$21,331,400	$(65,200)	$21,266,200

The following table presents the impacted items on the Consolidated Statement of Operations as previously reported, restatement adjustments and the Consolidated Statement of Operations as restated for the year ended December 31, 2018:

	As previously Reported	Adjustments	As Restated
Sales	$5,595,300	$135,000	$5,730,300

Cost of Sales	$4,871,500	$65,200	$4,936,700

Gross Profit	$723,800	$69,800	$793,600

Operating Expenses	$2,653,900	$112,000	$2,765,900

Operating Income (loss)	$(1,930,100)	$(42,200)	$(1,972,300)

Other Income	$154,200	$(135,000)	$19,200
Total Other Income (Expense)	$1,266,200	$(135,000)	$1,131,200

Income (loss) Before Tax	$(663,900)	$(177,200)	$(841,100)

Net Income (loss)	$(1,181,700)	$(177,200)	$(1,358,900)

Net Income Attributable to Non-controlling interest	$63,400	$(31,900)	$31,500

Net Income (Loss) Per Share - Diluted	$(1,245,100)	$(145,300)	$(1,390,400)

Net Income (Loss) Per Share - Basic	$(0.36)	$(0.04)	$(0.40)

Weighted Average Common Shares Outstanding - Basis	3,513,517	3,513,517	3,513,517

The following table presents the impacted items on the Consolidated Statement of Stockholders equity as previously reported, restatement adjustments and the Consolidated Statement of Stockholders’ Equity as restated for the year ended December 31, 2018:

	Common Stock		Preferred Stock		Additional	(Accumulate Deficit)		Non-	Total
	Shares	No	Shares	No	Paid	Retained	Stockholders’	Controlling	Stockholders’
	Issued	Par	Issued	Par	in Capital	Earnings	Equity	Interest	Equity

Balance, December 31, 2018 ( As Previously Reported)	3,153,154	$670,900	-	$-	$-	$(432,300)	$238,600	$(757,500)	$(518,900)

Shares issued for Services Net Change	360,363	-	-	-	112,000	-	112,000	-	112,000

Net Income Net Change	-	-	-	-	-	(145,300)	(145,300)	(31,900)	(177,200)

Balance, December 31, 2018 ( As Restated)	3,513,517	$670,900	-	$-	$112,000	$(577,600)	$205,300	$(789,400)	$(584,100)

The following table presents the impacted items on the Consolidated Statement of Cash Flows as previously reported, restatement adjustments and the Consolidated Statement of Cash Flows as restated for the year ended December 31, 2018:

	As Previously Reported	Net Change	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(1,181,700)	$(177,200)	$(1,358,900)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Shares issued for Services	-	112,000	112,000
Net change in assets and liabilities:
Real Estate	(7,232,100)	65,200	(7,166,900)
NET CASH USED IN OPERATING ACTIVITIES	(8,278,000)	-	(8,278,000)

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on financing leases	-	(170,400)	(170,400)
Payments of Equipment loan	(372,000)	170,400	(201,600)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,573,900	-	6,573,900

NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(596,500)	-	(596,500)

CASH AND RESTRICTED CASH AT BEGINNING OF YEAR	817,400	-	817,400

CASH AND RESTRICTED CASH AT END OF YEAR	$220,900	$-	$220,900